Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Apr. 30, 2026
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Restatement does not require Recovery
On November 30, 2023, the Company’s Board of Directors adopted an incentive compensation recoupment policy (referred to in this proxy statement as the Clawback Policy) in accordance with Rule 10D-1 of the Exchange Act and Nasdaq Rule 5608 that requires the Company to recover excess incentive compensation paid to an executive officer when such compensation was based in whole or in part on financial results later subject to a restatement of the Company’s financial statements. The Clawback Policy specifies that following an accounting restatement, the Company must reasonably promptly recoup any compensation that is granted, earned or vested based wholly or in part upon the attainment of a financial reporting measure (the “Incentive Compensation”) and which exceeds the amount that would have been received under the restated financial results, unless the Compensation Committee determines that such recoupment would be impracticable. The Clawback Policy applies to all Incentive Compensation received by a person (a) on or after October 2, 2023, (b) after beginning services as an executive officer, (c) who served as an executive officer at any time during the applicable performance period for the Incentive Compensation, and (d) during the three completed fiscal years immediately preceding the date the Company’s Board of Directors, or an authorized committee of the Board, concludes that the Company is required to prepare an accounting restatement.
As previously disclosed in the Company's Annual Report on Form 10-K for the fiscal year ended April 30, 2025, filed with the SEC on August 8, 2025, the Company identified omissions in disclosures required under ASC 310-10-50-42 through 50-44 regarding contract modifications made to borrowers experiencing financial difficulty which required the Company to restate its financial statements included in its Annual Report on Form 10-K for the fiscal year ended April 30, 2024 and each Quarterly Report on Form 10-Q for each quarterly period in fiscal years 2024 and 2025. For the purposes of the Clawback Policy, however, the inclusion of the omitted disclosures in that Form 10-K did not constitute an accounting restatement as defined in the Clawback Policy as there was no impact on the Company's Consolidated Balance Sheets, Consolidated Statements of Operations, or Consolidated Statements of Cash Flows. In addition, none of the compensation received by the Company's executive officers was based on the attainment of a financial reporting measure affected by the omitted disclosures. Accordingly, no recovery of incentive compensation was required under the Clawback Policy, no erroneously awarded compensation remains outstanding, and no facts or circumstances arose during fiscal year 2026 that would affect these conclusions.